Cover	Nov. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2024
Entity File Number	333-267039
Entity Registrant Name	CANNABIS BIOSCIENCE INTERNATIONAL HOLDINGS, INC.
Entity Central Index Key	0001411057
Entity Tax Identification Number	84-4901299
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6201 Bonhomme Road
Entity Address, Address Line Two	Suite 435N
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77036
City Area Code	832
Local Phone Number	606-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false